UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments

Foreign Government Bonds — 77.8%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.9%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,651,158
Republic of Albania, 7.78%, 9/16/22	ALL	16,300	129,797
Republic of Albania, 8.80%, 10/23/25	ALL	27,500	216,919
Republic of Albania, 8.93%, 4/23/25	ALL	66,500	539,104

Total Albania			$2,536,978

Angola — 0.4%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,000	$978,750

Total Angola			$978,750

Argentina — 1.9%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	5,412	$5,210,261

Total Argentina			$5,210,261

Armenia — 0.1%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	407	$404,932

Total Armenia			$404,932

Bangladesh — 1.7%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,042,481
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,731,586
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	47,100	654,454
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	56,100	807,400
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	421,487

Total Bangladesh			$4,657,408

Barbados — 1.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,298,459
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	787	675,836

Total Barbados			$3,974,295

Bosnia and Herzegovina — 1.3%
Republic of Srpska, 1.50%, 6/30/23	BAM	260	$117,716
Republic of Srpska, 1.50%, 10/30/23	BAM	796	360,425
Republic of Srpska, 1.50%, 12/15/23	BAM	43	19,610
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,406,362
Republic of Srpska, 1.50%, 6/9/25	BAM	534	233,152
Republic of Srpska, 1.50%, 12/24/25	BAM	581	243,745

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina (continued)
Republic of Srpska, 9.00%, 9/26/27	BAM	109	$42,689
Republic of Srpska, 11.50%, 9/25/26	BAM	361	145,785

Total Bosnia and Herzegovina			$3,569,484

Brazil — 1.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$3,069,969
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,077,583

Total Brazil			$4,147,552

Colombia — 4.3%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,651,125
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,229,493
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,386,801
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	6,852,748

Total Colombia			$12,120,167

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	61,864	$100,154
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	6,950	12,853

Total Costa Rica			$113,007

Dominican Republic — 3.9%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	557	$596,884
Dominican Republic International Bond, 9.04%, 1/23/18(4)	USD	1,858	1,988,305
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	163,300	3,678,904
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	70,616
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	1,800	43,789
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	165,600	4,193,984
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	12,000	286,084

Total Dominican Republic			$10,858,566

Ecuador — 6.1%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,315,510
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	600	459,000
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	8,739	8,629,763
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	5,615	4,660,450

Total Ecuador			$17,064,723

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,568,095

Total Fiji			$2,568,095

Georgia — 0.0%(5)
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	$40,722

Total Georgia			$40,722

Indonesia — 6.2%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$1,969,109
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,737,807
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	337,336
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	775,304
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	988,282
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,224,763
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,756,661
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	426,405
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,707,473
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	661,335
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,759,517

Total Indonesia			$17,343,992

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$3,860,580

Total Iraq			$3,860,580

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(4)	USD	600	$555,120

Total Ivory Coast			$555,120

Kazakhstan — 0.7%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	1,760	$1,760,000
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	265	261,025

Total Kazakhstan			$2,021,025

Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,570,044

Total Kenya			$1,570,044

Lebanon — 2.0%
Lebanese Republic, 4.50%, 4/22/16	USD	1,276	$1,292,205

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	$4,111,097
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	204,600	137,275
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	241,940	160,885

Total Lebanon			$5,701,462

Macedonia — 1.8%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	4,871	$5,171,387

Total Macedonia			$5,171,387

Mexico — 2.6%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,821,447
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,648,915
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,845,245

Total Mexico			$7,315,607

Mongolia — 0.5%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,387,952

Total Mongolia			$1,387,952

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$899,344

Total Nigeria			$899,344

Pakistan — 0.6%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,630	$1,691,668

Total Pakistan			$1,691,668

Philippines — 3.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,985,037
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,747,083

Total Philippines			$8,732,120

Romania — 4.7%
Romania Government Bond, 4.75%, 2/24/25	RON	6,095	$1,676,962
Romania Government Bond, 5.85%, 4/26/23	RON	1,500	439,871
Romania Government Bond, 5.95%, 6/11/21	RON	38,430	11,165,568

Total Romania			$13,282,401

Russia — 8.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$14,342,966
Russia Government Bond, 6.70%, 5/15/19	RUB	90,979	1,299,323

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Russia (continued)
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	$1,695,627
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	572,597
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,526,860
Russia Government Bond, 7.50%, 2/27/19	RUB	53,520	783,398
Russia Government Bond, 7.60%, 4/14/21	RUB	283,826	4,034,453
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	647,454

Total Russia			$24,902,678

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,594,415

Total Rwanda			$1,594,415

Serbia — 11.0%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,146,898
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,863,737
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	1,702,965
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	699,334
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	894,881
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,611,215
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,600,375
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,031,235
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	286,072
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	441,500	4,405,470
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	909,457
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,524,762

Total Serbia			$30,676,401

South Africa — 2.1%
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	$3,146,931
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	1,553,660
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,099,845

Total South Africa			$5,800,436

Sri Lanka — 0.9%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	252,670	$1,831,289
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,160	705,636

Total Sri Lanka			$2,536,925

Tanzania — 0.3%
United Republic of Tanzania, 6.538%, 3/9/20(1)(7)	USD	852	$833,895

Total Tanzania			$833,895

Security		Principal Amount (000’s omitted)	Value

Turkey — 0.4%
Turkey Government Bond, 6.30%, 2/14/18	TRY	3,381	$1,078,524

Total Turkey			$1,078,524

Venezuela — 3.4%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	690	$629,169
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	8,063	3,567,877
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,628,001
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	8,031	3,654,105

Total Venezuela			$9,479,152

Zambia — 1.1%
Republic of Zambia, 8.97%, 7/30/27(4)	USD	1,507	$1,273,415
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	1,774,753

Total Zambia			$3,048,168

Total Foreign Government Bonds (identified cost $261,825,660)			$217,728,236

Foreign Corporate Bonds — 8.7%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	400	$384,000

Total Azerbaijan			$384,000

Brazil — 1.0%
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	1,195	$1,157,955
Petrobras Global Finance BV, 6.25%, 3/17/24(3)	USD	1,435	1,152,951
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	417,477

Total Brazil			$2,728,383

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$244,139

Total Colombia			$244,139

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$910,327

Total Finland			$910,327

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.9%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,271,123

Total Georgia			$5,271,123

India — 1.5%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$245,533
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	831,205
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	542,903
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	241,087
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	573,224
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	796,086
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	240,470
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	790,323

Total India			$4,260,831

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$368,250
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	605,551
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	360,698

Total Mexico			$1,334,499

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$397,528

Total Netherlands			$397,528

Russia — 1.1%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,017,547

Total Russia			$3,017,547

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$262,316

Total South Korea			$262,316

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$865,179

Total Sri Lanka			$865,179

Supranational — 1.6%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$409,277
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	3,586,249
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	178,204

Security		Principal Amount (000’s omitted)	Value

Supranational (continued)
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	$194,744

Total Supranational			$4,368,474

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$24,502
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	177,053

Total Sweden			$201,555

Total Foreign Corporate Bonds (identified cost $26,969,784)			$24,245,901

Sovereign Loans — 0.8%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.98%, Maturing August 1, 2021(8)(9)(10)(11)		$2,400	$2,257,007

Total Ethiopia			$2,257,007

Total Sovereign Loans (identified cost $2,192,569)			$2,257,007

Short-Term Investments — 12.8%

Foreign Government Securities — 3.1%

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.9%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,546,621

Total Kenya			$2,546,621

Lebanon — 2.2%
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	$1,250,859
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	399,200	260,641
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	6,349,800	4,151,306
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	188,630	122,789
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	400,240	259,873

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	$186,637

Total Lebanon			$6,232,105

Total Foreign Government Securities (identified cost $8,694,347)			$8,778,726

U.S. Treasury Obligations — 5.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/17/15(12)		$5,000	$4,999,915
U.S. Treasury Bill, 0.00%, 1/7/16(12)		7,700	7,699,115
U.S. Treasury Bill, 0.00%, 3/24/16(12)		1,600	1,599,182

Total U.S. Treasury Obligations (identified cost $14,296,869)			$14,298,212

Repurchase Agreements — 0.6%

Description		Principal Amount (000’s omitted)	Value
Bank of America, N.A.:
Dated 10/27/15 with a maturity date of 11/20/15, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,552,504, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,673,484.	EUR	1,553	$1,707,702

Total Repurchase Agreements (identified cost $1,714,845)			$1,707,702

Other — 4.0%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(13)		$11,165	$11,164,785

Total Other (identified cost $11,164,785)			$11,164,785

Total Short-Term Investments (identified cost $35,870,846)			$35,949,425

Total Investments — 100.1% (identified cost $326,858,859)			$280,180,569

Less Unfunded Loan Commitments — (0.1)%			$(144,583)

Net Investments — 100.0% (identified cost $326,714,276)			$280,035,986

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,668,784)

Total Germany			$(1,668,784)

Total Foreign Government Bonds (proceeds $1,826,991)			$(1,668,784)

Total Securities Sold Short (proceeds $1,826,991)			$(1,668,784)

Other Assets, Less Liabilities — 0.6%			$1,684,996

Net Assets — 100.0%			$280,052,198

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $65,976,830 or 23.6% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $17,410,089 or 6.2% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	6,324,510	PLN	27,087,877	BNP Paribas	11/3/15	$—	$(54,936)
EUR	6,832,419	PLN	28,434,477	JPMorgan Chase Bank, N.A.	11/3/15	155,119	—
PLN	25,278,584	EUR	5,902,074	BNP Paribas	11/3/15	51,266	—
PLN	3,298,000	EUR	773,837	JPMorgan Chase Bank, N.A.	11/3/15	2,493	—
PLN	27,087,877	EUR	6,508,849	JPMorgan Chase Bank, N.A.	11/3/15	—	(147,773)
BRL	93,240,869	USD	23,180,407	Standard Chartered Bank	11/4/15	996,868	—
BRL	33,287,959	USD	8,475,610	Standard Chartered Bank	11/4/15	155,928	—
BRL	2,216,000	USD	565,884	Standard Chartered Bank	11/4/15	8,723	—
BRL	35,503,959	USD	9,200,539	Standard Chartered Bank	11/4/15	5,606	—
USD	574,257	BRL	2,216,000	Standard Chartered Bank	11/4/15	—	(350)
USD	8,626,282	BRL	33,287,959	Standard Chartered Bank	11/4/15	—	(5,256)
USD	8,826,561	BRL	35,503,959	Standard Chartered Bank	11/4/15	—	(379,584)
USD	23,740,514	BRL	93,240,869	Standard Chartered Bank	11/4/15	—	(436,761)
TRY	9,170,000	USD	3,144,622	Bank of America, N.A.	11/6/15	—	(3,018)
TRY	27,713,000	USD	9,489,551	Nomura International PLC	11/6/15	4,807	—
EUR	18,530,000	USD	20,681,129	BNP Paribas	11/9/15	—	(303,179)
TRY	4,627,000	USD	1,593,930	BNP Paribas	11/9/15	—	(10,160)
USD	20,315,069	EUR	18,530,000	BNP Paribas	11/9/15	—	(62,881)
USD	2,237,882	PHP	105,684,000	BNP Paribas	11/9/15	—	(19,021)
EUR	1,644,000	USD	1,855,418	Australia and New Zealand Banking Group Limited	11/18/15	—	(47,262)
USD	1,804,487	EUR	1,644,000	Australia and New Zealand Banking Group Limited	11/18/15	—	(3,669)
MXN	29,228,000	USD	1,760,796	HSBC Bank USA, N.A.	11/19/15	6,726	—
MXN	323,525,201	USD	19,502,393	Standard Chartered Bank	11/19/15	62,341	—
MXN	73,641,655	USD	4,439,186	Standard Chartered Bank	11/19/15	14,190	—
MXN	9,400,000	USD	556,628	State Street Bank and Trust Company	11/19/15	11,824	—
USD	2,337,559	MXN	39,560,000	Morgan Stanley & Co. International PLC	11/19/15	—	(54,777)
USD	5,447,689	MXN	94,403,000	Standard Chartered Bank	11/19/15	—	(261,201)
USD	5,375,448	PHP	248,722,000	Barclays Bank PLC	11/23/15	65,528	—
USD	5,824,060	RUB	368,505,719	Bank of America, N.A.	11/23/15	87,172	—
USD	2,589,443	RUB	161,921,756	BNP Paribas	11/23/15	68,649	—
PLN	70,283,023	USD	18,702,241	Standard Chartered Bank	11/24/15	—	(527,285)
USD	3,133,934	PLN	11,816,000	Standard Chartered Bank	11/24/15	78,356	—
USD	5,290,849	EUR	4,760,655	Goldman Sachs International	11/25/15	54,371	—

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	4,974,401,000	USD	363,626	Nomura International PLC	11/27/15	$—	$(3,514)
USD	1,097,921	RUB	69,216,775	BNP Paribas	11/27/15	21,686	—
USD	792,082	RUB	50,202,157	BNP Paribas	11/27/15	11,501	—
USD	5,894,302	RUB	382,150,000	BNP Paribas	11/27/15	—	(47,656)
MYR	16,802,000	USD	3,923,409	Bank of America, N.A.	11/30/15	—	(19,281)
MYR	34,612,000	USD	8,082,195	Bank of America, N.A.	11/30/15	—	(39,719)
USD	2,250,312	RUB	147,170,392	Bank of America, N.A.	11/30/15	—	(35,888)
USD	10,602,323	ZAR	147,400,700	Barclays Bank PLC	11/30/15	647	—
USD	1,563,727	ZAR	21,740,000	Barclays Bank PLC	11/30/15	95	—
USD	737,435	ZAR	10,252,322	Barclays Bank PLC	11/30/15	45	—
ZAR	26,841,335	USD	1,930,659	Barclays Bank PLC	11/30/15	—	(118)
ZAR	213,456,095	USD	15,353,593	Barclays Bank PLC	11/30/15	—	(938)
ZAR	4,573,000	USD	332,414	Barclays Bank PLC	11/30/15	—	(3,504)
ZMW	1,640,000	USD	211,613	Standard Chartered Bank	11/30/15	—	(82,794)
BRL	93,240,869	USD	23,499,387	Standard Chartered Bank	12/2/15	446,232	—
IDR	6,864,504,000	USD	454,092	Barclays Bank PLC	12/2/15	41,907	—
USD	8,389,525	BRL	33,287,959	Standard Chartered Bank	12/2/15	—	(159,310)
USD	21,725,560	EUR	18,851,253	Standard Chartered Bank	12/2/15	988,307	—
ZMW	1,671,000	USD	213,138	ICBC Standard Bank plc	12/3/15	—	(82,082)
ZMW	2,779,000	USD	355,371	ICBC Standard Bank plc	12/3/15	—	(137,415)
ZMW	1,568,000	USD	202,323	Standard Chartered Bank	12/4/15	—	(79,402)
ZMW	1,661,000	USD	213,222	ICBC Standard Bank plc	12/8/15	—	(83,253)
EUR	9,339,887	USD	10,524,278	Goldman Sachs International	12/9/15	—	(248,369)
INR	222,510,000	USD	3,377,141	Bank of America, N.A.	12/9/15	5,965	—
INR	213,222,000	USD	3,235,681	Deutsche Bank AG	12/9/15	6,207	—
INR	169,827,000	USD	2,602,254	Standard Chartered Bank	12/9/15	—	(20,156)
USD	4,926,604	EUR	4,372,169	Goldman Sachs International	12/9/15	116,266	—
HUF	5,767,583,706	USD	20,546,706	Standard Chartered Bank	12/11/15	—	(149,643)
TRY	27,913,373	USD	8,930,993	Standard Chartered Bank	12/11/15	535,088	—
TRY	10,216,000	USD	3,268,649	Standard Chartered Bank	12/11/15	195,836	—
USD	178,584	TRY	558,155	Standard Chartered Bank	12/11/15	—	(10,700)
USD	2,842,607	TRY	8,884,427	Standard Chartered Bank	12/11/15	—	(170,311)
USD	3,306,112	TRY	10,364,000	Standard Chartered Bank	12/11/15	—	(208,564)
EUR	4,628,517	RSD	588,515,915	Citibank, N.A.	12/14/15	—	(256,944)
USD	167,936	UYU	5,070,000	HSBC Bank USA, N.A.	12/16/15	—	(2,233)
UYU	5,070,000	USD	179,139	HSBC Bank USA, N.A.	12/16/15	—	(8,969)
ZMW	9,309,900	USD	1,176,904	Standard Chartered Bank	12/16/15	—	(451,129)
EUR	5,414,891	HUF	1,689,699,000	Deutsche Bank AG	12/17/15	—	(16,925)
EUR	3,475,556	HUF	1,087,293,000	Deutsche Bank AG	12/17/15	—	(20,614)
EUR	7,693,167	HUF	2,407,049,507	Deutsche Bank AG	12/17/15	—	(46,759)
HUF	776,527,272	EUR	2,481,857	Deutsche Bank AG	12/17/15	15,085	—
HUF	174,838,000	EUR	561,984	Deutsche Bank AG	12/17/15	—	(108)
COP	11,495,103,060	USD	3,702,127	Standard Chartered Bank	12/18/15	245,111	—
COP	12,804,247,000	USD	4,367,069	Standard Chartered Bank	12/18/15	29,708	—
USD	1,824,001	COP	5,663,524,074	Standard Chartered Bank	12/18/15	—	(120,764)
ZMW	952,000	USD	119,298	Citibank, N.A.	12/23/15	—	(45,323)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	1,575,000	USD	198,363	Standard Chartered Bank	12/28/15	$—	$(76,259)
RON	2,653,671	EUR	599,158	BNP Paribas	12/29/15	—	(1,647)
USD	1,642,761	EUR	1,461,817	Goldman Sachs International	1/6/16	33,377	—
ZMW	638,000	USD	79,304	BNP Paribas	1/11/16	—	(30,218)
ZMW	1,802,000	USD	213,254	ICBC Standard Bank plc	1/11/16	—	(74,614)
ZMW	1,620,000	USD	191,716	Standard Chartered Bank	1/14/16	—	(67,313)
USD	11,609,563	RON	45,095,025	Bank of America, N.A.	1/15/16	430,320	—
ZMW	1,584,000	USD	198,745	Citibank, N.A.	1/15/16	—	(77,183)
ZMW	1,628,000	USD	191,642	Standard Chartered Bank	1/19/16	—	(67,016)
ZMW	6,475,000	USD	793,262	Standard Chartered Bank	1/19/16	—	(297,588)
EUR	31,628	USD	35,947	Standard Chartered Bank	1/21/16	—	(1,115)
USD	3,166,767	EUR	2,790,201	Goldman Sachs International	1/21/16	93,911	—
USD	2,610,165	EUR	2,298,571	Standard Chartered Bank	1/21/16	78,743	—
USD	672,975	EUR	592,637	Standard Chartered Bank	1/21/16	20,302	—
USD	261,780	EUR	230,000	Standard Chartered Bank	1/21/16	8,480	—
THB	209,443,358	USD	5,889,858	Deutsche Bank AG	1/26/16	—	(18,339)
USD	3,376,332	THB	120,062,358	Deutsche Bank AG	1/26/16	10,513	—
MYR	1,950,000	USD	461,320	Nomura International PLC	1/27/16	—	(9,064)
RSD	6,934,734	EUR	54,699	Citibank, N.A.	1/29/16	2,458	—
RSD	3,581,000	EUR	28,264	Deutsche Bank AG	1/29/16	1,250	—
EUR	5,877,784	PLN	25,278,584	BNP Paribas	2/3/16	—	(50,482)
PLN	27,087,877	EUR	6,298,481	BNP Paribas	2/3/16	54,096	—
ZMW	1,795,100	USD	213,195	ICBC Standard Bank plc	2/8/16	—	(77,427)
ZMW	9,529,300	USD	1,187,452	Citibank, N.A.	2/10/16	—	(467,517)
ZMW	1,826,000	USD	213,193	ICBC Standard Bank plc	2/19/16	—	(75,916)
USD	257,152	UYU	8,000,000	Citibank, N.A.	2/22/16	—	(5,810)
UYU	8,000,000	USD	266,845	Citibank, N.A.	2/22/16	—	(3,882)
ZMW	1,212,000	USD	148,565	Standard Chartered Bank	3/10/16	—	(58,430)
ZMW	4,727,000	USD	576,815	ICBC Standard Bank plc	3/14/16	—	(226,030)
ZMW	4,795,000	USD	579,106	Standard Chartered Bank	3/14/16	—	(223,275)
ZMW	9,010,800	USD	1,070,166	Barclays Bank PLC	3/24/16	—	(405,063)
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(196,618)

						$5,223,103	$(7,380,304)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)

11/5/15	COP	3,546,100	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$1,188,023	$(10,855)
11/5/15	COP	1,300,700	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	456,830	(5,781)
11/16/15	COP	1,213,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	402,085	616

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
11/24/15	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$546,103	$2,095
11/24/15	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,789,176	10,098
11/24/15	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,428,698	(33)
12/10/15	COP	2,452,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	808,665	5,404
12/10/15	COP	2,426,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	802,632	2,681

						$4,225

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
Euro-Bobl	50	Short	Dec-15	$(7,048,758)	$(7,115,837)	$(67,079)
Euro-Bund	2	Short	Dec-15	(336,559)	(345,752)	(9,193)
IMM 10-Year Interest Rate Swap	10	Long	Dec-15	979,831	964,818	(15,013)
U.S. 2-Year Deliverable Interest Rate Swap	39	Short	Dec-15	(3,936,258)	(3,945,703)	(9,445)
U.S. 5-Year Deliverable Interest Rate Swap	172	Short	Dec-15	(17,432,954)	(17,560,125)	(127,171)
U.S. 10-Year Deliverable Interest Rate Swap	125	Short	Dec-15	(12,707,832)	(12,941,406)	(233,574)
U.S. 30-Year Deliverable Interest Rate Swap	14	Short	Dec-15	(1,400,259)	(1,452,938)	(52,679)

						$(514,154)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(6,573)
CME Group, Inc.	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29		12/5/24	14,558
CME Group, Inc.	MXN	32,712	Pays	Mexico Interbank TIIE 28 Day	6.26		9/29/25	(409)
CME Group, Inc.	MXN	32,712	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	4,783
CME Group, Inc.	MXN	54,224	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(6,986)
LCH.Clearnet(1)	EUR	2,210	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/16/17	(5,982)
LCH.Clearnet(1)	EUR	20,640	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	12/16/20	(216,308)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	6,646	Receives	6-month Euro Interbank Offered Rate	0.75	% (2)	12/16/25	$(168,503)
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40		8/20/17	24,179
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	291,027
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	344,874
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	12,233
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	14,878
LCH.Clearnet	PLN	19,188	Pays	6-month PLN WIBOR	1.78		2/27/20	57,838
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	17,008
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	50,133
LCH.Clearnet(1)	USD	450	Receives	3-month USD-LIBOR-BBA	2.50	(2)	12/16/25	(11,409)

								$415,341

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$(602,509)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	82,802
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	21,873
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(14,064)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	25,450
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	40,221
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	41,568
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	95,662
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(87,262)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(94,814)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	141,141
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	465,619
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(1,089,255)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(1,248,423)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	1,448,383
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	4,765
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	(22,365)
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(13,131)
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	(153,545)
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	54,381
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	31,258
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	107,335
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	180,865
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(159,405)

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80%	11/20/17	$102,360
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	102,340
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/4/20	65,057
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	53,969
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(40,996)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	15,975
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(13,062)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(230,604)
Citibank, N.A.	BRL	6,891	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(106,178)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	41,976
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	33,841
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	24,576
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	19,076
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	33,418
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	26,381
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	78,221
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(71,412)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(81,709)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	59,560
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	14,769
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	17,331
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	9,729
Deutsche Bank AG	BRL	4,372	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(67,817)
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(498,258)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(97,076)
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	99,424
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	(4,676)
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	15,777
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	63,107
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	24,890
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	75,616
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	39,731
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	27,682
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	21,797
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	20,246
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(18,647)
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(286,532)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	(38,329)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	14,962
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	602,242
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	237,257
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	203,442
ICBC Standard Bank plc	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	102,802
ICBC Standard Bank plc	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	19,458
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	11,772

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33%	8/17/17	$17,015
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	279,183
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	247,994
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	223,676
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(102,743)
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(233,925)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	(16,029)
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	(25,741)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	111,991

							$481,459

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$6,976	$(3,781)	$3,195
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	5,201	(2,734)	2,467

Total						$12,177	$(6,515)	$5,662

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.60%	$18,165	$—	$18,165
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	1.01	866	168	1,034
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	1.01	587	119	706
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.50	(21,169)	32,165	10,996
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.50	(7,491)	5,935	(1,556)
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.50	(5,537)	3,910	(1,627)
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.50	(24,752)	14,765	(9,987)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.01	838	189	1,027
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.01	632	143	775
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.50	(3,664)	4,318	654
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.50	(3,509)	3,857	348
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.50	(6,107)	7,459	1,352
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.50	(9,282)	9,592	310
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.01	939	475	1,414
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.01	883	219	1,102
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.01	866	198	1,064
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.50	(10,585)	17,426	6,841

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$610	1.00	% (1)	12/20/15	1.01%	$682	$155	$837
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.50	(16,284)	24,742	8,458
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.50	(6,595)	11,130	4,535
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.01	917	227	1,144
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.01	911	218	1,129
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.50	(4,152)	6,657	2,505
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.50	(3,257)	2,948	(309)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.50	(40,711)	28,818	(11,893)
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.63	(77,517)	64,791	(12,726)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.23	(337,155)	245,584	(91,571)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.23	(142,286)	102,281	(40,005)

Total		$46,423					$(693,767)	$588,489	$(105,278)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Credit Suisse International	$350	1.00	%(1)	12/20/15	$(30)	$(799)	$(829)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	(73)	(2,014)	(2,087)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	(87)	(2,288)	(2,375)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	(75)	(2,064)	(2,139)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	(99)	(2,708)	(2,807)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	133,424	(175,621)	(42,197)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(11,234)	7,612	(3,622)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(10,398)	6,516	(3,882)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	45,993	(76,077)	(30,084)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	13,558	(5,754)	7,804
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	52,736	(15,336)	37,400
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	35,725	(11,396)	24,329
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	13,558	(6,652)	6,906
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,104	(1,752)	3,352
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	51,035	(15,672)	35,363
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	38,447	(11,139)	27,308
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,104	(1,922)	3,182
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,104	(2,338)	2,766
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	52,736	(16,305)	36,431
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	53,757	(17,466)	36,291
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	57,160	(22,827)	34,333
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	31,262	(13,896)	17,366
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	41,509	(12,534)	28,975

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$815	1.00	%(1)	12/20/20	$55,458	$(17,083)	$38,375
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	55,799	(17,468)	38,331
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,519	(2,629)	1,890
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,519	(3,155)	1,364
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,104	(1,888)	3,216
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,104	(1,955)	3,149
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,104	(2,702)	2,402
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,931)	(7,965)	(9,896)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(3,285)	(15,744)	(19,029)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(7,666)	(36,602)	(44,268)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(7,556)	(36,758)	(44,314)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,846)	(3,606)	(7,452)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,846)	(7,425)	(11,271)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,846)	(3,405)	(7,251)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,846)	(7,425)	(11,271)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(6,703)	(18,062)	(24,765)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(7,337)	(35,693)	(43,030)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(35,755)	(149,168)	(184,923)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(2,231)	(9,401)	(11,632)

Total						$661,975	$(780,566)	$(118,591)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $46,423,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,146,440)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(759,944)

				$(2,906,384)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Currency Abbreviations:

ALL	–	Albanian Lek
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MYR	–	Malaysian Ringgit
MXN	–	Mexican Peso
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $315,549,491)	$268,871,201
Affiliated investment, at value (identified cost, $11,164,785)	11,164,785
Cash	3,644,399
Restricted cash*	2,668,749
Foreign currency, at value (identified cost, $7,977,804)	7,958,834
Interest receivable	6,947,987
Interest receivable from affiliated investment	1,885
Due from broker for open reverse repurchase agreements	537,810
Receivable for investments sold	249,213
Receivable for variation margin on open centrally cleared swap contracts	47,512
Receivable for open forward foreign currency exchange contracts	5,223,103
Receivable for open swap contracts	6,354,895
Premium paid on open non-centrally cleared swap contracts	794,694
Receivable for open non-deliverable bond forward contracts	20,894
Tax reclaims receivable	4,110
Total assets	$314,490,071

Liabilities
Cash collateral due to broker	$330,000
Payable for reverse repurchase agreements	6,544,353
Due to broker for closed reverse repurchase agreements	683,375
Payable for investments purchased	7,556,759
Payable for securities sold short, at value (proceeds, $1,826,991)	1,668,784
Payable for variation margin on open futures contracts	63,636
Payable for open forward foreign currency exchange contracts	7,380,304
Payable for open swap contracts	9,003,689
Payable for closed swap contracts	179,807
Premium received on open non-centrally cleared swap contracts	602,617
Payable for open non-deliverable bond forward contracts	16,669
Payable to affiliates:
Investment adviser fee	144,830
Trustees’ fees	1,457
Interest payable for securities sold short	4,740
Accrued foreign capital gains taxes	53,997
Accrued expenses	202,856
Total liabilities	$34,437,873
Net Assets applicable to investors’ interest in Portfolio	$280,052,198

Sources of Net Assets
Investors’ capital	$331,641,177
Net unrealized depreciation	(51,588,979)
Total	$280,052,198

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts.

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $805,279)	$21,912,857
Interest allocated from affiliated investment	30,828
Expenses allocated from affiliated investment	(2,230)
Total investment income	$21,941,455

Expenses
Investment adviser fee	$2,092,645
Trustees’ fees and expenses	17,262
Custodian fee	548,018
Legal and accounting services	123,072
Interest expense and fees	219,167
Interest expense on securities sold short	6,277
Miscellaneous	39,011
Total expenses	$3,045,452
Deduct —
Reduction of custodian fee	$150
Total expense reductions	$150

Net expenses	$3,045,302

Net investment income	$18,896,153

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $171,541)	$(38,556,833)
Investment transactions allocated from affiliated investment	35
Futures contracts	(2,299,306)
Swap contracts	3,991,127
Foreign currency and forward foreign currency exchange contract transactions	(29,483,170)
Non-deliverable bond forward contracts	(252,665)
Net realized loss	$(66,600,812)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $136,557)	$(5,762,159)
Securities sold short	232,837
Futures contracts	(158,579)
Swap contracts	(11,206,334)
Foreign currency and forward foreign currency exchange contracts	816,777
Non-deliverable bond forward contracts	4,225
Net change in unrealized appreciation (depreciation)	$(16,073,233)

Net realized and unrealized loss	$(82,674,045)

Net decrease in net assets from operations	$(63,777,892)

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015(1)	2014(1)
From operations —
Net investment income	$18,896,153	$24,581,595
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(66,600,812)	(32,093,337)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(16,073,233)	(1,273,035)
Net decrease in net assets from operations	$(63,777,892)	$(8,784,777)
Capital transactions —
Contributions	$46,541,486	$102,876,211
Withdrawals	(126,243,214)	(235,422,839)
Net decrease in net assets from capital transactions	$(79,701,728)	$(132,546,628)

Net decrease in net assets	$(143,479,620)	$(141,331,405)

Net Assets
At beginning of year	$423,531,818	$564,863,223
At end of year	$280,052,198	$423,531,818

(1)	Includes the accounts of the Subsidiary through March 27, 2015, as discussed in Note 1.

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95%	0.92%		0.97%	0.97%	0.92%
Net investment income	5.88%	5.53%		5.25%	5.53%	4.90%
Portfolio Turnover	47%	97%		27%	24%	16%

Total Return	(17.07)%	0.00	%(3)	(3.10)%	7.78%	0.13%

Net assets, end of year (000’s omitted)	$280,052	$423,532		$564,863	$775,093	$803,386

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Amount is less than 0.005%.

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.6%, 13.9%, 5.5% and 2.0%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary has been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio. Upon liquidation of the Subsidiary, the Portfolio will recognize gain or loss determined as the difference between the proceeds received (including cash and securities) and its tax basis in the Subsidiary.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index

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or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

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O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and, prior to March 28, 2015, the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $2,092,645 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $147,492,345 and $127,939,705, respectively, for the year ended October 31, 2015.

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$327,344,367

Gross unrealized appreciation	$3,066,337
Gross unrealized depreciation	$(50,374,718)

Net unrealized depreciation	$(47,308,381)

The net unrealized appreciation (depreciation) on foreign currency transactions, derivative contracts, securities sold short and accrued foreign capital gains taxes at October 31, 2015 on a federal income tax basis was $(3,749,861).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the year ended October 31, 2015, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $16,551,761. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,408,422 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

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an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$5,662	$—	$831,511	$837,173
Receivable for open forward foreign currency exchange contracts	—	5,223,103	—	5,223,103
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	798,105	—	5,899,966	6,698,071
Receivable for open non-deliverable bond forward contracts	—	—	20,894	20,894

Total Asset Derivatives	$803,767	$5,223,103	$6,752,371	$12,779,241

Derivatives not subject to master netting or similar agreements	$5,662	$—	$831,511	$837,173

Total Asset Derivatives subject to master netting or similar agreements	$798,105	$5,223,103	$5,920,860	$11,942,068

Net unrealized depreciation*	$—	$—	$(930,324)	$(930,324)
Payable for open forward foreign currency exchange contracts	—	(7,380,304)	—	(7,380,304)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(829,897)	—	(8,324,891)	(9,154,788)
Payable for open non-deliverable bond forward contracts	—	—	(16,669)	(16,669)

Total Liability Derivatives	$(829,897)	$(7,380,304)	$(9,271,884)	$(17,482,085)

Derivatives not subject to master netting or similar agreements	$—	$—	$(930,324)	$(930,324)

Total Liability Derivatives subject to master netting or similar agreements	$(829,897)	$(7,380,304)	$(8,341,560)	$(16,551,761)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,541,265	$(1,033,021)	$(508,244)	$—	$—
Barclays Bank PLC	2,314,580	(2,314,580)	—	—	—
BNP Paribas	277,142	(277,142)	—	—	—
Citibank, N.A.	278,112	(278,112)	—	—	—
Credit Suisse International	277,938	(92,484)	(105,488)	—	79,966
Deutsche Bank AG	506,971	(506,971)	—	—	—
Goldman Sachs International	1,161,638	(601,245)	(479,082)	—	81,311
HSBC Bank USA, N.A.	493,418	(11,202)	(448,201)	—	34,015
ICBC Standard Bank plc	122,260	(122,260)	—	—	—
JPMorgan Chase Bank, N.A.	737,926	(737,926)	—	—	—
Morgan Stanley & Co. International PLC	223,676	(54,777)	(168,899)	—	—
Nomura International PLC	4,807	(4,807)	—	—	—
Standard Chartered Bank	3,878,520	(3,878,520)	—	—	—
State Street Bank and Trust Company	11,824	—	—	—	11,824
The Bank of Nova Scotia	111,991	—	—	—	111,991

	$11,942,068	$(9,913,047)	$(1,709,914)	$—	$319,107

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(50,931)	$—	$—	$—	$(50,931)
Bank of America, N.A.	(1,033,021)	1,033,021	—	—	—
Barclays Bank PLC	(3,460,513)	2,314,580	873,041	272,892	—
BNP Paribas	(880,231)	277,142	488,557	—	(114,532)
Citibank, N.A.	(1,041,941)	278,112	763,829	—	—
Credit Suisse International	(92,484)	92,484	—	—	—
Deutsche Bank AG	(3,175,154)	506,971	2,668,183	—	—
Goldman Sachs International	(601,245)	601,245	—	—	—
HSBC Bank USA, N.A.	(11,202)	11,202	—	—	—
ICBC Standard Bank plc	(756,737)	122,260	589,627	—	(44,850)
JPMorgan Chase Bank, N.A.	(907,717)	737,926	—	—	(169,791)
Morgan Stanley & Co. International PLC	(54,777)	54,777	—	—	—
Nomura International PLC	(434,984)	4,807	430,177	—	—
Standard Chartered Bank	(4,050,824)	3,878,520	172,304	—	—

	$(16,551,761)	$9,913,047	$5,985,718	$272,892	$(380,104)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

44

Emerging Markets Local Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$11,332	$—	$—	$(2,310,638)
Swap contracts	—	299,684	—	3,691,443
Foreign currency and forward foreign currency exchange contract transactions	—	—	(28,079,825)	—

Non-deliverable bond forward contracts	—	—	—	(252,665)

Total	$11,332	$299,684	$(28,079,825)	$1,128,140

Change in unrealized appreciation (depreciation) —
Futures contracts	$(11,332)	$—	$—	$(147,247)
Swap contracts	—	(469,686)	—	(10,736,648)
Foreign currency and forward foreign currency exchange contracts	—	—	620,496	—

Non-deliverable bond forward contracts	—	—	—	4,225

Total	$(11,332)	$(469,686)	$620,496	$(10,879,670)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$1,220,000	$80,192,000	$492,024,000	$8,286,000	$393,043,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

45

Emerging Markets Local Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest

Barclays Bank PLC	6/2/15	On Demand	(0.25)%	$4,705,971	$4,705,971
Barclays Bank PLC	6/17/15	On Demand	(0.25)	196,250	196,250
Barclays Bank PLC	10/29/15	On Demand	(1.00)	537,810	537,810
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.35)	922,306	922,306
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.50)	182,016	182,016

Total					$6,544,353

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2015, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $9,662,000 and 1.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$1,707,702	$—	$(1,673,484)	$34,218

	$1,707,702	$—	$(1,673,484)	$34,218

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(5,440,031)	$—	$5,440,031	$—
JPMorgan Chase Bank, N.A.	(1,104,322)	—	1,104,322	—

	$(6,544,353)	$—	$6,544,353	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

46

Emerging Markets Local Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$217,728,236	$—	$217,728,236
Foreign Corporate Bonds	—	24,245,901	—	24,245,901
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	2,112,424	2,112,424
Short-Term Investments —
Foreign Government Securities	—	8,778,726	—	8,778,726
U.S. Treasury Obligations	—	14,298,212	—	14,298,212
Repurchase Agreements	—	1,707,702	—	1,707,702
Other	—	11,164,785	—	11,164,785

Total Investments	$—	$277,923,562	$2,112,424	$280,035,986

Forward Foreign Currency Exchange Contracts	$—	$5,223,103	$—	$5,223,103
Non-deliverable Bond Forward Contracts	—	20,894	—	20,894
Swap Contracts	—	7,541,759	—	7,541,759

Total	$—	$290,709,318	$2,112,424	$292,821,742

Liability Description

Securities Sold Short	$—	$(1,668,784)	$—	$(1,668,784)
Forward Foreign Currency Exchange Contracts	—	(7,380,304)	—	(7,380,304)
Non-deliverable Bond Forward Contracts	—	(16,669)	—	(16,669)
Futures Contracts	(514,154)	—	—	(514,154)
Swap Contracts	—	(9,570,958)	—	(9,570,958)

Total	$(514,154)	$(18,636,715)	$—	$(19,150,869)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

47

Emerging Markets Local Income Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2015

48

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates
(1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers)
(an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

49

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and

50

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2015

Management and Organization — continued

Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$94,040	$88,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$35,355	$30,299
All Other Fees(3)	$0	$0

Total	$129,395	$119,249

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$35,355	$30,299
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 18, 2015

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date: December 18, 2015